Government Grants (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Government Grants [Abstract]
Accrued government grants	$ 607,585		$ 822,073
Government grants revenue	$ 871,385	$ 1,431,490